SEGMENTED INFORMATION (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure of operating segments [line items]
Total revenue commitments	$ 11,856
2021
Disclosure of operating segments [line items]
Total revenue commitments	6,937
2022
Disclosure of operating segments [line items]
Total revenue commitments	2,186
2023
Disclosure of operating segments [line items]
Total revenue commitments	2,186
2024
Disclosure of operating segments [line items]
Total revenue commitments	547
Thereafter
Disclosure of operating segments [line items]
Total revenue commitments	0
Closed Mines Group | Environmental Services
Disclosure of operating segments [line items]
Total revenue commitments	4,751
Closed Mines Group | Environmental Services | 2021
Disclosure of operating segments [line items]
Total revenue commitments	4,751
Closed Mines Group | Environmental Services | 2022
Disclosure of operating segments [line items]
Total revenue commitments	0
Closed Mines Group | Environmental Services | 2023
Disclosure of operating segments [line items]
Total revenue commitments	0
Closed Mines Group | Environmental Services | 2024
Disclosure of operating segments [line items]
Total revenue commitments	0
Closed Mines Group | Environmental Services | Thereafter
Disclosure of operating segments [line items]
Total revenue commitments	0
Corporate and Other | Management Fees
Disclosure of operating segments [line items]
Total revenue commitments	7,105
Corporate and Other | Management Fees | 2021
Disclosure of operating segments [line items]
Total revenue commitments	2,186
Corporate and Other | Management Fees | 2022
Disclosure of operating segments [line items]
Total revenue commitments	2,186
Corporate and Other | Management Fees | 2023
Disclosure of operating segments [line items]
Total revenue commitments	2,186
Corporate and Other | Management Fees | 2024
Disclosure of operating segments [line items]
Total revenue commitments	547
Corporate and Other | Management Fees | Thereafter
Disclosure of operating segments [line items]
Total revenue commitments	$ 0